UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska 68137

(Address of principal executive offices)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd.; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period:  4/30/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2010
Shares		Market Value
	COMMON STOCK - 62.28%
	APPAREL - 3.68%
6,400	G-III Apparel Group Ltd. *	$ 183,040
7,100	Gildan Activewear, Inc. - Cl. A *	205,403
3,500	NIKE, Inc.	265,685
		654,128
	BANKS - 0.94%
24,000	BBVA Banco Frances SA - ADR	166,560

	BUILDING MATERIALS - 1.18%
14,900	Comfort Systems USA, Inc.	209,792

	COMMERCIAL SERVICES - 2.74%
4,200	Automatic Data Processing, Inc.	182,112
6,700	Cardtronics, Inc. *	93,398
9,443	SEI Investments Co.	212,090
		487,600
	COMPUTERS - 5.37%
800	Apple, Inc. *	208,896
4,189	Cognizant Technology Solutions Corp. - Cl. A *	214,393
9,750	iGate Corp.	120,705
3,800	Infosys Technologies Ltd. - ADR	227,772
22,000	LivePerson, Inc. *	181,720
		953,486
	COSMETICS / PERSONAL CARE - 0.93%
2,500	Estee Lauder, Inc.	164,800

	ELECTRIC - 0.26%
2,800	Pepco Holdings, Inc.	46,872

	ELECTRONICS - 0.97%
5,400	Woodward Governor Co.	173,070

	ENERGY - ALTERNATE SOURCES - 0.51%
3,523	Trina Solar Ltd. - ADR *	91,140

	ENGINEERING & CONSTRUCTION - 1.66%
5,600	Fluor Corp.	295,904

	FOREST PRODUCTS & PAPER - 1.29%
3,600	Clearwater Paper Corp. *	229,248

	GAS - 1.03%
12,700	CenterPoint Energy, Inc.	182,372

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2010
Shares		Market Value
	HEALTHCARE - PRODUCTS - 0.96%
1,000	CR Bard, Inc.	$ 86,530
4,000	Given Imaging Ltd. *	83,920
		170,450
	HOUSEHOLD PRODUCTS / WARES - 0.56%
1,950	Tupperware Brands Corp.	99,586

	INSURANCE - 5.01%
4,500	Aflac, Inc.	229,320
7,200	CNA Financial Corp. *	202,464
10,400	FBL Financial Group, Inc.	268,736
5,490	First American Corp.	189,789
		890,309
	INTERNET - 5.55%
6,300	Blue Coat Systems, Inc. *	204,939
3,600	F5 Networks, Inc. *	246,348
27,788	Health Grades, Inc. *	194,794
865	Priceline.com, Inc. *	226,673
12,000	U.S. Auto Parts Network, Inc. *	112,800
		985,554
	MACHINERY - CONSTRUCTION & MINING - 0.46%
1,300	Bucyrus International, Inc. - Cl. A	81,913

	MEDIA - 1.05%
5,300	DG FastChannel, Inc. *	186,454

	MINING - 1.25%
27,000	Silvercorp Metals, Inc.	222,210

	MISCELLANEOUS MANUFACTURING - 2.21%
5,000	CLARCOR, Inc.	189,100
10,759	General Electric Co.	202,915
		392,015
	OIL & GAS - 2.72%
2,500	Atwood Oceanics, Inc. *	91,025
1,900	Newfield Exploration Co. *	110,561
1,100	Occidental Petroleum Corp.	97,526
1,600	PetroChina Co. Ltd. - ADR	184,208
		483,320
	PACKAGING & CONTAINERS - 0.47%
7,957	UFP Technologies, Inc. *	83,549

	PHARMACEUTICALS - 3.19%
3,700	Herbalife Ltd.	178,525
1,495	Perrigo Co.	91,240
1,300	SXC Health Solutions Corp. *	90,610
Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2010
Shares		Market Value
	PHARMACEUTICALS (Continued) - 3.19%
2,750	Valeant Pharmaceuticals International *	$ 123,750
6,500	Viropharma, Inc. *	82,680
		566,805
	PIPELINES - 1.05%
5,600	DCP Midstream Partners LP	187,320

	REITS - 1.56%
6,185	Macerich Co.	276,531

	RETAIL - APPAREL / SHOE - 0.91%
1,900	Guess?, Inc.	87,153
2,000	Lululemon Athletica, Inc. *	75,240
		162,393
	RETAIL - PAWN SHOPS - 0.90%
4,300	Cash America International, Inc.	159,358

	RETAIL - PERFUME & COSMETICS - 1.05%
8,100	Ulta Salon Cosmetics & Fragrance, Inc. *	187,272

	RETAIL - PET FOOD & SUPPLIES - 0.50%
4,000	PetMed Express, Inc.	88,560

	RETAIL - PETROLEUM PRODUCTS - 0.56%
3,500	World Fuel Services Corp.	99,505

	RETAIL - RESTAURANTS - 3.80%
1,600	Chipotle Mexican Grill, Inc. - Cl. A *	215,856
8,200	Starbucks Corp.	213,036
5,800	Yum! Brands, Inc.	246,036
		674,928
	RETAIL - SPORTING GOODS - 1.72%
11,700	Cabela's, Inc. *	212,472
3,400	Hibbett Sports, Inc. *	93,500
		305,972
	SOFTWARE - 2.63%
5,700	Bottomline Technologies, Inc. *	99,180
6,900	Informatica Corp. *	172,569
7,500	Taleo Corp. - Cl. A *	194,850
		466,599
	TELECOMMUNICATIONS - 2.94%
4,200	Acme Packet, Inc. *	109,788
4,800	Atheros Communications, Inc. *	186,432
11,600	Telecom Argentina SA	226,780
		523,000
Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2010
Shares		Market Value
	TRANSPORTATION - 0.67%
6,650	Navios Maritime Partners LP	$ 118,237

	TOTAL COMMON STOCK	11,066,812
	( Cost - $9,933,459)

Contracts	OPTIONS - 0.04%
30	Bottomline Technologies, Inc.	1,950
	Expiration May 2010, Exercise Price $17.50
10	Chipotle Mexican Grill, Inc.	4,000
	Expiration May 2010, Exercise Price $135.00
19	Tupperware Corp.	1,615
	Expiration May 2010, Exercise Price $50.00
	TOTAL OPTIONS	7,565
	( Cost - $3,419)

	SHORT-TERM INVESTMENTS - 31.39%
	MONEY MARKET FUND - 31.39%
5,577,289	Goldman Sachs Financial Square Funds - Government Fund, 0.01%	5,577,289
	TOTAL SHORT-TERM INVESTMENTS	5,577,289
	( Cost - $5,577,289)
	TOTAL INVESTMENTS - 93.71%
	( Cost - $15,514,167)	16,651,666
	OPTIONS WRITTEN - (0.06)%	(11,314)
	OTHER ASSETS LESS LIABILITIES - 6.35%	1,128,638
	NET ASSETS - 100.00%	$ 17,768,990

	At April 30, 2010, net unrealized appreciation on investment securities, for financial
	reporting purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was
	an excess of value over cost:	$ 1,250,550
	Aggregate gross unrealized depreciation for all investments for which there was
	an excess of cost over value:	(113,051)
	Net unrealized appreciation	$ 1,137,499

		Unrealized
		Appreciation
Contracts	SCHEDULE OF OPTIONS WRITTEN - 0.06%
40	Acme Packet, Inc.	$ 800
	Expiration May 2010, Exercise Price $30.00
8	Apple, Inc.	7,040
	Expiration May 2010, Exercise Price $260.00
30	Bottomline Technologies, Inc.	300
	Expiration May 2010, Exercise Price $20.00
30	Bottomline Technologies, Inc.	1,950
	Expiration May 2010, Exercise Price $17.50
10	Chipotle Mexican Gill, Inc.	350
	Expiration May 2010, Exercise Price $135.00
19	Tupperware Corp.	874
	Expiration May 2010, Exercise Price $50.00
	TOTAL OPTIONS WRITTEN
	( Premiums Received - $13,298)	$ 11,314
Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2010
		Unrealized
Shares		Depreciation
	FUTURES CONTRACTS SOLD SHORT
51	Russell Mini Future	$ (57,870)
	maturing June 2010 (Underlying Face Amount at Value $3,649,050)
93	S&P E-Mini Future	(71,313)
	maturing June 2010 (Underlying Face Amount at Value $5,503,275)	$ (129,183)

* Non-Income producing security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves,  default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the assets or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 11,066,812	$ -	$ -	$ 11,066,812
Purchased Options	7,565	-	-	7,565
Short-Term Investments	5,577,289	-	-	5,577,289
Total	$ 16,651,666	$ -	$ -	$ 16,651,666

Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$ 11,314			11,314
Future Contracts Sold Short	129,183	-	-	129,183
Total	$ 140,497	$ -	$ -	$ 140,497

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/21/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/21/10

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/21/10